BORROWINGS AND NON-CURRENT FINANCIAL LIABILITIES (Details 2) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Financial liabilities at beginning	€ 2,984	€ 39,218
Drawdown of related party debt		450
Related party non- cash receivable	1,259	1,845
Related party non- cash settlement		(38,529)
Foreign exchange movement
Changes in fair value
Financial liabilities at ending	4,243	2,984
Loan [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at beginning		21,441
Drawdown of related party debt
Related party non- cash receivable
Related party non- cash settlement		(21,441)
Foreign exchange movement
Changes in fair value
Financial liabilities at ending
Other Borrowings [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at beginning	2,984	17,777
Drawdown of related party debt		450
Related party non- cash receivable	1,259	1,845
Related party non- cash settlement		(17,088)
Foreign exchange movement
Changes in fair value
Financial liabilities at ending	€ 4,243	€ 2,984